Earnings per share (Details 1)		12 Months Ended
		Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 ₨ / shares shares
Diluted earnings per share [abstract]
Weighted average number of equity shares – Basic		166,034,890	166,034,890	165,882,697	165,844,340
Dilutive effect of stock options outstanding	[1]	353,280	353,280	455,937	471,701
Weighted average number of equity shares – Diluted		166,388,170	166,388,170	166,338,634	166,316,041
Earnings per share of par value Rs.5 - Diluted | (per share)		₨ 270.85	$ 3.3	₨ 141.69	₨ 103.65

[1]	As of March 31, 2023, 2022 and 2021, 286,533, 13,284 and 235,460 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.